Trade and Other Payables - Summary of Trade and Other Payables (Detail) - AUD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Trade And Other Payables [Abstract]
Trade creditors	$ 580	$ 174
Sundry creditors and accrued expenses	1,796	745
Total trade and other payables	$ 2,376	$ 919